Income Taxes (Details) - Schedule of components of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Domestic	$ 8,238,000	$ 7,301,000	$ (14,146,000)
Foreign	2,874,000	942,000	2,141,000
Current income tax expense benefit	11,112,000	8,243,000	(12,005,000)
Deferred
Domestic	(3,993,000)	(1,440,000)	8,745,000
Foreign	(1,337,000)	(1,349,000)	(646,000)
Deferred income tax expense benefit	(5,330,000)	(2,789,000)	8,099,000
Total income taxes	$ 5,782,000	$ 5,454,000	$ (3,906,000)